SCHEDULE OF CONSOLIDATED MAJOR SUBSIDIARIES (Details)	12 Months Ended
Sep. 30, 2024
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Date of incorporation	May, 2023
Place of incorporation	Cayman Islands
Principal activities	Investment holding company
Globavend Associates Limited [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Date of incorporation	May, 2023
Place of incorporation	British Virgin Islands
Principal activities	Intermediate holding company
Globavend HK Limited [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Date of incorporation	June, 2016
Place of incorporation	Hong Kong
Principal activities	Provision of integrated cross-border logistics services and air freight forwarding services
Globavend Warehouse Limited [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Date of incorporation	September, 2024
Place of incorporation	Hong Kong
Principal activities	Dormant company
Globavend Holdings Limited [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Percentage of effective ownership	100.00%
Globavend Associates Limited [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Percentage of effective ownership	100.00%
Globavend HK Limited [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Percentage of effective ownership	100.00%
Globavend Warehouse Limited [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Percentage of effective ownership	100.00%